Audit Information	12 Months Ended
Dec. 31, 2023
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheets of NWTN Inc. (the “Company”) as of December 31, 2023, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.